UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA           February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      11

Form 13F Information Table Value Total:   $1,517,269
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1.       028-06345                Peninsula Investment Partners, LP

2.       028-10690                Peninsula Capital Appreciation, LLC


                                                    FORM 13F INFORMATION TABLE
                                                  Peninsula Capital Advisors, LLC
                                                        December 31, 2010




COLUMN 1                     COLUMN  2       COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8

                             TITLE                        VALUE     SHRS OR    SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------               --------        -----       --------   -------    --- ----  ----------   --------  ----    ------  ----
AFFYMAX INC                  COM             00826A109     1,995       300,000 SH        SHARED       1, 2         300,000
CINCINNATI BELL INC NEW      COM             171871106    50,400    18,000,000 SH        SHARED       1, 2      18,000,000
COGENT COMM GROUP INC        COM NEW         19239V302    59,388     4,200,000 SH        SHARED       1, 2       4,200,000
DAVITA INC                   COM             23918K108   312,705     4,500,000 SH        SHARED       1, 2       4,500,000
DIRECTV                      COM CL A        25490A101   247,566     6,200,000 SH        SHARED       1, 2       6,200,000
FIBERTOWER CORP              COM NEW         31567R209    30,462     6,830,000 SH        SHARED       1, 2       6,830,000
LIBERTY MEDIA CORP NEW       CAP COM SER A   53071M302   193,936     3,100,000 SH        SHARED       1, 2       3,100,000
TIVO INC                     COM             888706108    16,181     1,875,000 SH        SHARED       1, 2       1,875,000
VALASSIS COMMUNICATIONS INC  COM             918866104   155,280     4,800,000 SH        SHARED       1, 2       4,800,000
WSFS FINL CORP               COM             929328102    71,160     1,500,000 SH        SHARED       1, 2       1,500,000
GRACE W R & CO DEL NEW       COM             38388F108   378,196    10,765,600 SH        SHARED       1, 2      10,765,600




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